CASH AND CASH EQUIVALENTS AND INVESTMENTS. ADDITIONAL INFORMATION ON THE CONSOLIDATED STATEMENTS OF CASH FLOWS - Changes in assets/liabilities components (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net decrease (increase) in assets
Trade receivables	$ (4,092)	$ (406)	$ (164)
Other receivables	(894)	(737)	346
Inventories	(11)	30	15
Total	(4,997)	(1,113)	197
Net increase (decrease) in liabilities
Trade payables	885	363	598
Salaries and social security payables	283	362	(98)
Taxes payables	(2,030)	(1,425)	(1,606)
Other liabilities and Provisions	(2,329)	(735)	(248)
Total	$ (3,191)	$ (1,435)	$ (1,354)